AMENDED AND RESTATED
INVESTMENT MANAGEMENT
AGREEMENT

Keystone Private Income Fund

         AGREEMENT made this 29th day of
December, 2020, by and between Keystone
Private Income Fund, a Delaware statutory trust (the Fund), and Keystone National
Group, LLC, a Delaware limited liability company (the Advisor).

         	WHEREAS, the Fund and the
Advisor entered into an investment
management agreement dated as of the 4th day of March, 2020 (the Original
Agreement);

	WHEREAS, the Fund is a closed-
end, management investment company
registered under the Investment Company
Act of 1940, as amended (the 1940 Act);
and

       WHEREAS, the Advisor is
registered as an investment adviser under the Investment Advisers Act of 1940 (the
Advisers Act) and is engaged in the business of supplying investment advice as an independent contractor; and

         WHEREAS, the Fund and the Advisor
desire to amend and restate the Original
Agreement; and

         WHEREAS, the Fund desires to
continue to retain the Advisor to render investment management services with respect to the Fund and the Advisor is willing to render such services;

         NOW, THEREFORE, in consideration
of mutual covenants herein contained, the parties hereto agree as follows:

         1.       APPOINTMENT AND
ACCEPTANCE.  The Fund hereby appoints
the Advisor to act as Advisor to the Fund for the period and on the terms set forth in this Agreement. The Advisor accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

The Advisor will, at its own expense, render the services and provide the office space, furnishings and equipment, and personnel
(including any sub-advisers) required by it to perform the services on the terms and for the compensation provided herein. The
Advisor will not, however, pay for Fund
expenses (as described in the Confidential
Private Placement Memorandum and
Statement of Additional Information of the Fund, as the same may be amended, supplemented or restated from time to time), including without limitation, any fees and expenses directly related to portfolio transactions and positions for the Funds account such as direct and indirect expenses associated with the Funds investments, due diligence and other costs incurred in connection with the identification, review, underwriting of each investment.

         2.       DUTIES OF ADVISOR. The
Fund employs the Advisor to furnish and
manage a continuous investment program
for the Fund. The Advisor will continuously review, supervise and (where appropriate) administer the investment program of the Fund, to determine in its discretion (where appropriate) the securities to be purchased, held, sold or exchanged, to provide the Fund with records concerning the Advisors activities which the Fund is required to maintain and to render regular reports to the Funds officers and Trustees concerning the Advisors discharge of the foregoing responsibilities. The Advisor may hire
(subject to the approval of the Funds Board of Trustees (Board) and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the
Securities and Exchange Commission, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of one or more sub-advisers deemed necessary to carry out the investment program of the Fund. The retention of a sub-adviser by the Advisor shall not relieve the Advisor of its responsibilities under this Agreement.

The Advisor shall discharge the foregoing responsibilities subject to the control of the Funds Board and in compliance with such policies as the Board may from time to time establish, with the objectives, policies, and limitations for the Fund set forth in the Funds registration statement as amended from time to time, and with applicable laws and regulations.

         3.       FUND TRANSACTIONS. The
Advisor is authorized to select the brokers or dealers and other professional advisors and consultants that will execute the purchases and sales of portfolio securities and other investments for the Fund and is directed to use its best efforts to obtain best execution, considering the Funds investment objectives, policies, and restrictions as stated in the Funds Confidential Private Placement
Memorandum and Statement of Additional
Information, as the same may be amended, supplemented or restated from time to time, and resolutions of the Funds Board. The
Advisor will promptly communicate to the officers and the Board such information relating to portfolio transactions as they may reasonably request.

It is understood that the Advisor will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to a broker-dealer in compliance with the provisions of Section 28(e) of the Securities
Exchange Act of 1934 or as described from time to time by the Funds Prospectus and Statement of Additional Information.

         4.       COMPENSATION OF THE
ADVISOR.

	(a)  Investment Management Fee.
For the services provided and the expenses assumed pursuant to this Agreement, the Fund shall pay to the Advisor compensation at an annual rate of 1.50%, payable monthly in arrears, based upon the Funds net assets as of month-end before management fees for the current month. Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. In the case of a partial month, compensation will be based on the number of days during the month in which the Advisor invested Fund assets.
Compensation will be paid to the Advisor before giving effect to any repurchase of beneficial interests in the Fund effective as of that date. The Advisor may, in its discretion and from time to time, waive all or a portion of its fee.

	(b)  The Fund will also pay the
Adviser an incentive fee calculated and
payable monthly in arrears based upon the Funds net profits for the immediately preceding month (the Incentive Fee). The
Incentive Fee will be equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery
Account (as defined below). For purposes of the Incentive Fee, the term net profits shall mean the amount by which the net asset value (NAV) of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive
Fee). The Fund shall maintain a
memorandum account (the Loss Recovery
Account), which will have an initial balance of zero and will be (i) increased upon the close of each calendar month of the Fund by the amount of the net losses of the Fund for the month, and (ii) decreased (but not below zero) upon the close of each calendar month by the amount of the net profits of the Fund for the month.

Payment of the Incentive Fee shall be
subject to a hurdle rate, expressed as a rate of return on the Funds net assets equal to 0.58333333% per month (or an annualized hurdle rate of 7.00%), subject to a catch-up feature. The catch-up feature is intended to provide the Adviser with an incentive fee of 15% on all of the Funds net profits when the Funds net profits reach 0.68627451% of net assets in any calendar month (8.24% annualized). For purposes of the Incentive
Fee, net assets shall be calculated for the relevant month as the NAV of the Fund as of the first business day of each month.

All rights of compensation under this
Agreement for services performed as of the termination date shall survive the termination of this Agreement.

         5.       BOOKS AND RECORDS.  The
Advisor will maintain all books and records with respect to the securities transactions of the Fund and will furnish to the Funds Board such periodic and special reports as the Board may reasonably request. The Fund and the Advisor agree to furnish to each other, if applicable, current registration statements, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with regard to their affairs as each may reasonably request.

Any records required to be maintained and preserved pursuant to the provisions of Rule
31a-1 and Rule 31a-2 promulgated under the 1940 Act which are prepared or maintained by the Advisor on behalf of the Fund are the property of the Fund and will be surrendered promptly to the Fund on request.

        6.       STATUS OF ADVISOR. The
services of the Advisor to the Fund are not to be deemed exclusive, and the Advisor shall be free to render similar and any other services to others so long as its services to the Fund are not impaired thereby. The
Advisor shall be deemed to be an
independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

        7.       LIMITATION OF LIABILITY
AND INDEMNIFICATION OF ADVISOR.

	(a) In the absence of willful
misfeasance, gross negligence or reckless disregard of its obligations to the Fund, the Advisor and any partner, director, officer or employee of the Advisor, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable for any error of judgment, mistake of law or for any act or omission by the person in connection with the performance of services to the Fund, except as may otherwise be provided under provisions of applicable state law or Federal securities law which cannot be waived or modified hereby.

	(b) The Fund shall indemnify, to
the fullest extent permitted by law, the Advisor, or any member, manager, officer or employee of the Advisor, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the persons willful misfeasance, gross negligence or reckless disregard of its obligations to the Fund. The rights of indemnification provided under this
Section shall not be construed so as to
provide for indemnification of any
aforementioned persons for any losses
(including any liability under Federal
securities laws which, under certain
circumstances, impose liability even on
persons that act in good faith) to the extent
(but only to the extent) that such
indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of this Section to the fullest extent permitted by law.

	(c) The Advisor shall indemnify, to
the fullest extent permitted by law, the Fund and all controlling persons of the Fund (as described in Section 15 of the Securities Act of 1933, as amended), against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Advisor, so long as the liability or expense is not incurred by reason of the persons willful misfeasance, gross negligence or reckless disregard of its obligations to the Advisor.
The rights of indemnification provided
under this Section shall not be construed so as to provide for indemnification of any aforementioned persons for any losses
(including any liability under Federal
securities laws which, under certain
circumstances, impose liability even on
persons that act in good faith) to the extent
(but only to the extent) that such
indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of this Section to the fullest extent permitted by law.

         8.      PERMISSIBLE INTERESTS.
Trustees, agents, and interest holders of the Fund are or may be interested in the Advisor
(or any successor thereof) as members,
managers, officers, or interest holders, or otherwise; members, managers, officers, agents, and interest holders of the Advisor are or may be interested in the Fund as Trustees, interest holders or otherwise; and the Advisor (or any successor) is or may be interested in the Fund as an interest holder or otherwise. In addition, brokerage transactions for the Fund may be effected through affiliates of the Advisor if approved by the Funds Board, subject to the rules and regulations of the Securities and Exchange
Commission.

         9.       AUTHORITY; NO CONFLICT.
The Advisor represents, warrants and agrees that: it has the authority to enter into and perform the services contemplated by this Agreement; and the execution, delivery and performance of this Agreement do not, and will not, conflict with, or result in any violation or default under, any agreement to which Advisor or any of its affiliates are a party.

        10.      LICENSE OF ADVISORS
NAME. The parties agree that the name of the Advisor, the names of any affiliates of the Advisor and any derivative or logo or trademark or service mark or trade name are the valuable property of the Advisor and its affiliates. The Advisor hereby agrees to grant a license to the Fund for use of its name in the name of the Fund for the term of this Agreement and such license shall terminate upon termination of this
Agreement.  If the Fund makes any
unauthorized use of the Advisors names,
derivatives, logos, trademarks, or service marks or trade names, the parties acknowledge that the Advisor shall suffer irreparable harm for which monetary damages may be inadequate and thus, the Advisor shall be entitled to injunctive relief, as well as any other remedy available under law.

         11.      DURATION AND
TERMINATION. This Agreement shall
become effective on December 29, 2020,
unless sooner terminated as provided herein, shall remain in effect until March 3, 2022 and thereafter, may continue in effect only if such continuance is specifically approved at least annually (a) by the vote of a majority of those Trustees of the Board who are not parties to this Agreement or interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by a vote of a majority of the Funds Board or by vote of a majority of the outstanding voting securities of the Fund; provided, however, that if the interest holders of the Fund fail to approve the Agreement as provided herein, the Advisor may continue to serve hereunder in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The foregoing requirement that continuance of this Agreement be specifically approved at least annually shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

Notwithstanding the foregoing, this
Agreement may be terminated as to the
Fund at any time, without the payment of any penalty by vote of a majority of members of the Funds Board or by vote of a majority of the outstanding voting securities of the Fund on 60 days written notice to the Advisor, or by the Advisor at any time without the payment of any penalty, on 60 days written notice to the Fund. This
Agreement will automatically and
immediately terminate in the event of its assignment. Any notice under this
Agreement shall be given in writing,
addressed and delivered, or mailed postpaid, to the other party at any office of such party.

As used in this Section 11, the terms
assignment, interested persons, and a vote of a majority of the outstanding voting securities shall have the respective meanings set forth in the 1940 Act and the rules and regulations thereunder; subject to such exemptions as may be granted by the Securities and Exchange Commission under said Act.

         12.      NOTICE. Any notice required
or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the last address furnished by the other party to the party giving notice:

        If to the Advisor:

Keystone National Group, LLC
60 East South Temple, Suite 2100
Salt Lake City, Utah 84111

        If to the Fund:

Keystone Private Income Fund
c/o UMB Fund Services, Inc.
Attn: Regulatory Administration
235 West Galena Street
Milwaukee, WI 53212
Facsimile: (414) 271-9717
Telephone: (414) 299-2000


         13.      SEVERABILITY. If any
provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         14.      GOVERNING LAW. This
Agreement shall be construed in accordance with the laws of the State of Delaware, without reference to conflict of law or choice of law doctrines, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Delaware, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

IN WITNESS WHEREOF, the Parties
hereto have caused this Agreement to be
executed as of the day and year first written above.




KEYSTONE PRIVATE INCOME FUND


By: /s/ Bradley Allen
Title: Treasurer



KEYSTONE NATIONAL GROUP, LLC



By: /s/ Bradley Allen
Title:  Chief Financial Officer